BANK LOAN	6 Months Ended
Aug. 31, 2025
Debt Disclosure [Abstract]
BANK LOAN

NOTE 10 – BANK LOAN

The Company has a five-year S$50,000 unsecured fixed rate bank loan which matures in June 2025. The bank loan carries interest of 2.5% per annum and was guaranteed by director. As at February 28, 2025 and August 31, 2025, the carrying amount of the bank loan was US$2,551 and nil, respectively following full repayment of the bank loan.

FAST TRACK GROUP

NOTES TO THE UNAUDITED CONDENSED CONSOLIDATED FINANCIAL STATEMENTS

FOR THE SIX MONTHS ENDED AUGUST 31, 2025 AND 2024

(Stated in US Dollars)